Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fee and commission income:
Current accounts	£ 312	£ 308
Credit and debit card fees	629	614
Commercial banking and treasury fees	92	93
Factoring	35	39
Other fees and commissions	118	142
Total fee and commission income	1,186	1,196
Fee and commission expense	(883)	(550)
Net fee and commission income	£ 303	£ 646